Sale of Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2013
Subsidiary Sale Of Stock [Line Items]
Dividends paid to non-controlling interest	$ 340	$ 2,713	$ 0
Aegean Oil Terminals (Panama)
Subsidiary Sale Of Stock [Line Items]
Ownership percentage in subsidiary				55.50%
Proceeds from sale of subsidiary, gross				6,318
Proceeds from subsidiary dividend				3,384
Dividends paid to non-controlling interest				$ 2,713